Investments - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments All Other Investments [Abstract]
Other comprehensive loss	$ 9,701,000		$ (5,676,000)	$ 6,170,000	$ (5,252,000)	$ (2,746,000)	$ (4,975,000)	$ (5,000)
Impairment loss		600,000
Short term investments	0			0		999,000	20,254,000	0
Marketable Securities, Unrealized Gain (Loss)	(7,491,000)		(5,676,000)	(11,057,000)	(5,252,000)	(2,746,000)	(4,975,000)	(5,000)
Other comprehensive unrealized gain	$ 17,200,000